Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consisted of the following:

	June 30, 2026	December 31, 2025
Prepaid interest	$—	$542,065
Prepaid expenses	1,680,529	1,636,223
Other receivables	161,141	200,034
Interest receivable	72,311	6,362
Total	$1,913,981	$2,384,684

Prepaid expenses and other current assets consisted of the following:

	December 31, 2025	December 31, 2024
Prepaid interest	$542,065	$—
Prepaid expenses	1,636,223	509,547
Other receivables	200,034	177,528
Interest receivable	6,362	25
Total	$2,384,684	$687,100